Financial risk management - Summary of Quantitative Information About Financial Instruments That Have Yet to Transition to Alternative Benchmark (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Long-term debt	¥ 1,767,696	¥ 1,203,646
Derivative financial assets	70,144	61,023
Financial assets	21,481,116	¥ 21,271,427
Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Derivative financial assets	35,483
Financial assets	184,272
Have yet to transition to an alternative benchmark interest rate SOFR [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Derivative financial assets	34,375
Financial assets	100,859
Debt securities and others [Member] | Significant interest rate benchmarks subject to interest rate benchmark reform [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Financial assets required to be measured at FVOCI	18,529
Financial assets at amortised cost	290,178
Long-term debt	159,918
Debt securities and others [Member] | Have yet to transition to an alternative benchmark interest rate SOFR [member]
Disclosure of Quantitative Information About Financial Instruments That Have Yet To Transition To Alternative Benchmark Rate [Line Items]
Financial assets required to be measured at FVOCI	3,291
Financial assets at amortised cost	223,111
Long-term debt	¥ 159,918